Approval Of Issuance Of The Financial Statements	12 Months Ended
Dec. 31, 2019
Authorisation Of Financial Statements Abstract
Disclosure Of Authorisation Of Financial Statements Explanatory

45. Approval of Issuance of the Financial Statements

The issuance of the Group’s consolidated financial statements as of and for the year ended December 31, 2019, was initially approved on February 6, 2020 and re-approved due to revision on March 4, 2020 by the Board of Directors.